Commitments and Contingencies (Details) - USD ($)	3 Months Ended	10 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies.
Underwriting cash discount per unit	2.00%	2.00%
Percentage of underwriting fees on gross offering proceeds	4.50%	4.50%
Underwriting fees payable	$ 8,700,000	$ 8,700,000
Financial advisory fee payable	$ 300,000	$ 300,000
Variable portion of percentage of cash retained from the trust account paid to advisors	2.00%